CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 09, 2026	Apr. 07, 2026
Principal amount	$ 192,500
Add: Guaranteed interest payable	15,400
Gross note balance	207,900
Less: Original issue discount	(16,445)
Less: Warrant discount	(76,891)
Less: Debt issue Costs	(9,867)
Less: Guaranteed interest cost	(14,472)
Less: Derivative discount	(77,694)
Net carrying value	12,531
Jefferson Street Capital L L C [Member]
Principal amount	96,250		$ 96,250
Add: Guaranteed interest payable	7,700
Gross note balance	103,950
Less: Original issue discount	(8,199)
Less: Warrant discount	(33,929)
Less: Debt issue Costs	(4,919)
Less: Guaranteed interest cost	(7,215)
Less: Derivative discount	(43,138)
Net carrying value	6,550
Lambda Ventures L L C [Member]
Principal amount	96,250	$ 96,250
Add: Guaranteed interest payable	7,700
Gross note balance	103,950
Less: Original issue discount	(8,246)
Less: Warrant discount	(42,962)
Less: Debt issue Costs	(4,948)
Less: Guaranteed interest cost	(7,257)
Less: Derivative discount	(34,556)
Net carrying value	$ 5,981